MFS® INVESTMENT MANAGEMENT
500 BOYLSTON STREET, BOSTON, MASSACHUSETTS  02116-3741
(617) 954-5000

September 1, 2010

VIA EDGAR
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:
MFS® Series Trust IX (the “Trust”) (File Nos. 2-50409 and 811-2464) on Behalf of MFS® Bond Fund, MFS® Limited Maturity Fund, MFS® Municipal Limited Maturity Fund, MFS® Research Bond Fund and MFS® Research Bond Fund J (the “Funds”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectus and Statement of Additional Information for the Trust do not differ from those contained in Post-Effective Amendment No. 73 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.  The Amendment was filed electronically on August 26, 2010.

Please call the undersigned at (617) 954-4340 or Jennifer Moore at (617) 954-5923 with any questions you may have.

Very truly yours,

SUSAN A. PEREIRA
Susan A. Pereira
Vice President and Senior Counsel

SAP/bjn
enclosure